Income Taxes - Additional Information (Detail) - USD ($)			6 Months Ended		12 Months Ended
	Jan. 01, 2017	Jan. 01, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Mar. 31, 2013
Income Tax Rate Reconciliation [Line Items]
Income tax expense from continuing operations					$ 15,000	$ 59,000	$ (15,000)
Norwegian corporate tax rate					25.00%	27.00%	27.00%
Valuation allowances					$ 12,366,000	$ 10,320,000
Deferred tax assets					0	0
Entrance tax					$ 685,000	877,000			$ 3,000,000
Entrance tax, annual decline in gain					20.00%
Entrance tax payable					$ 900,000	$ 1,100,000	$ 1,800,000	$ 2,700,000
Income tax rate, deferred tax liabilities		25.00%			25.00%	27.00%
Estimated income tax payable					$ 200,000	$ 200,000	400,000
Entrance tax paid, current				$ 200,000		300,000
Entrance tax payable, non current					700,000	900,000
Unrecognized tax benefits					0	0
Interest or penalties on tax return					$ 0	$ 0
Period for income tax returns						10 years
UK [Member]
Income Tax Rate Reconciliation [Line Items]
Norwegian corporate tax rate					20.00%
Income tax expense					$ (14,000)	$ (11,000)	$ (15,000)
Scenario, Forecast [Member]
Income Tax Rate Reconciliation [Line Items]
Entrance tax paid, current			$ 200,000
Subsequent Event [Member]
Income Tax Rate Reconciliation [Line Items]
Norwegian corporate tax rate	24.00%
Income tax rate, deferred tax liabilities	24.00%